Significant Accounting Policies (Details 3)	12 Months Ended
Dec. 31, 2013
Buildings [Member] | Minimum [Member]
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets	2.50%
Buildings [Member] | Maximum [Member]
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets	20.00%
Machinery and equipment [Member] | Minimum [Member]
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets	5.00%
Machinery and equipment [Member] | Maximum [Member]
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets	20.00%
Furniture and fixtures [Member] | Minimum [Member]
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets	10.00%
Furniture and fixtures [Member] | Maximum [Member]
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets	33.30%
Automobiles and trucks [Member] | Minimum [Member]
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets	10.00%
Automobiles and trucks [Member] | Maximum [Member]
Classes of assets and ranges of annual depreciation rates
Annual depreciation rate on assets	33.30%